Exhibit 99.1

World Omni Auto Receivables Trust 2019-B
Monthly Servicer Certificate
July 31, 2022

Dates Covered
Collections Period	07/01/22 - 07/31/22
Interest Accrual Period	07/15/22 - 08/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/22	151,101,622.59	12,536
Yield Supplement Overcollateralization Amount 06/30/22	3,724,191.60	0
Receivables Balance 06/30/22	154,825,814.19	12,536
Principal Payments	8,021,189.26	227
Defaulted Receivables	60,814.31	3
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/22	3,414,057.51	0
Pool Balance at 07/31/22	143,329,753.11	12,306

Pool Statistics	$ Amount	# of Accounts
Pool Factor	16.69%
Prepayment ABS Speed	1.09%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	1,875,227.79	114
Past Due 61-90 days	757,219.73	38
Past Due 91-120 days	64,359.68	5
Past Due 121+ days	0.00	0
Total	2,696,807.20	157

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.84%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.56%
Delinquency Trigger Occurred	NO

Recoveries	60,661.34
Aggregate Net Losses/(Gains) - July 2022	152.97
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.00%
Prior Net Losses/(Gains) Ratio	-0.73%
Second Prior Net Losses/(Gains) Ratio	0.70%
Third Prior Net Losses/(Gains) Ratio	0.09%
Four Month Average	0.02%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.78%

Overcollateralization Target Amount	4,150,650.57
Actual Overcollateralization	4,150,650.57
Weighted Average Contract Rate	4.35%
Weighted Average Contract Rate, Yield Adjusted	6.41%
Weighted Average Remaining Term	29.22

Flow of Funds	$ Amount
Collections	8,623,118.80
Investment Earnings on Cash Accounts	3,058.81
Servicing Fee	(129,021.51)
Transfer to Collection Account	-
Available Funds	8,497,156.10

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	239,964.60
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	3,621,218.91
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,150,650.57
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	394,540.77
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	8,497,156.10

Servicing Fee	129,021.51
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 07/15/22	146,950,972.02
Principal Paid	7,771,869.48
Note Balance @ 08/15/22	139,179,102.54

Class A-1
Note Balance @ 07/15/22	0.00
Principal Paid	0.00
Note Balance @ 08/15/22	0.00
Note Factor @ 08/15/22	0.0000000%

Class A-2
Note Balance @ 07/15/22	0.00
Principal Paid	0.00
Note Balance @ 08/15/22	0.00
Note Factor @ 08/15/22	0.0000000%

Class A-3
Note Balance @ 07/15/22	27,780,972.02
Principal Paid	7,771,869.48
Note Balance @ 08/15/22	20,009,102.54
Note Factor @ 08/15/22	7.4399876%

Class A-4
Note Balance @ 07/15/22	81,820,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	81,820,000.00
Note Factor @ 08/15/22	100.0000000%

Class B
Note Balance @ 07/15/22	24,900,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	24,900,000.00
Note Factor @ 08/15/22	100.0000000%

Class C
Note Balance @ 07/15/22	12,450,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	12,450,000.00
Note Factor @ 08/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	330,745.85
Total Principal Paid	7,771,869.48
Total Paid	8,102,615.33

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.59000%
Interest Paid	59,960.60
Principal Paid	7,771,869.48
Total Paid to A-3 Holders	7,831,830.08

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3994274
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.3857490
Total Distribution Amount	9.7851764

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2229516
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	28.8981538
Total A-3 Distribution Amount	29.1211054

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	465.94
Noteholders' Principal Distributable Amount	534.06

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/22	2,075,325.29
Investment Earnings	2,703.13
Investment Earnings Paid	(2,703.13)
Deposit/(Withdrawal)	-
Balance as of 08/15/22	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$500,555.95	$472,077.06	$555,298.80
Number of Extensions	31	26	32
Ratio of extensions to Beginning of Period Receivables Balance	0.32%	0.29%	0.32%